Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000006679 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
C000006679 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000006679 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000006679 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000006679 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000006679 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000006679 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006679 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006679 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006679 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000006679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000006679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000006679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000006679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000006679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.72%
C000006679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000006679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000006679 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006679 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006679 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000006679 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000006679 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006679 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006679 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000006679 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000006680 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
C000006680 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000006680 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000006680 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000006680 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000006680 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000006680 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006680 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006680 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006680 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000006680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
C000006680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000006680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000006680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000006680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.72%
C000006680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
C000006680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000006680 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006680 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006680 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000006680 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000006680 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006680 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006680 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000006680 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000212992 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212992 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000212992 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000212992 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000212992 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000212992 [Member] | Liberty Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000212992 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212992 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000212992 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000212992 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000212992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000212992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000212992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.39%
C000212992 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000212992 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000212992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000212992 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000212992 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000212992 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000212992 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000212997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000212997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000212997 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000212997 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000212997 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000212997 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000212997 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000212997 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000234377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000234377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000234377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000234377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000234377 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000234377 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000234377 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234377 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000234377 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234377 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000212999 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000212999 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000212999 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
C000212999 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000212999 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000212999 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000212999 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000212999 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000212999 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000212999 [Member] | Motorola Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000212999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000212999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
C000212999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000212999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000212999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000212999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.18%
C000212999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000212999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000213002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000213002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000213002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000213002 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000213002 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000213002 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
C000213002 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000213002 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000213002 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000213003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000213003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000213003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000213003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000213003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000213003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
C000213003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000213003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000213003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000213004 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
C000213004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000213004 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000213004 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000213004 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000213004 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000213004 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000213004 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%